Supplement dated July 7, 2026
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2026
Effective immediately, the portfolio manager information for William Blair Investment Management, LLC (William Blair) under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Matthew Fleming, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	2024
Mark Goodman, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	October 2025
The rest of the section remains the same.
Effective immediately, the portfolio manager information for William Blair under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Matthew Fleming, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	2024
Mark Goodman, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	October 2025
Mr. Fleming joined William Blair in 2021. Prior to joining William Blair, Mr. Fleming worked at Investment Counselors of Maryland, LLC from 2008 to 2021. Mr. Fleming began his investment career in 1996 and earned a B.A. from Princeton University.
Mr. Goodman joined William Blair in 2025. Prior to joining William Blair, Mr. Goodman worked at Wellington Management Company LLP from 2019 to 2025. Mr. Goodman began his investment career in 2000 and earned a B.S. from The University of Virginia.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7058-0005_(07/26)